Average Annual Total Returns - FidelityRealEstateIncomeFund-AMCIZPRO - FidelityRealEstateIncomeFund-AMCIZPRO - Fidelity Real Estate Income Fund	Sep. 28, 2024
Fidelity Advisor Real Estate Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.66%
Past 5 years	4.17%
Past 10 years	5.01%
Fidelity Advisor Real Estate Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.75%
Past 5 years	2.63%
Past 10 years	3.17%
Fidelity Advisor Real Estate Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.86%
Past 5 years	2.70%
Past 10 years	3.18%
Fidelity Advisor Real Estate Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.32%
Past 5 years	4.26%
Past 10 years	4.81%
Fidelity Advisor Real Estate Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	4.73%
Past 5 years	4.16%
Past 10 years	4.99%
Fidelity Advisor Real Estate Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.37%
Past 5 years	5.32%
Past 10 years	5.73%
Fidelity Advisor Real Estate Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.52%
Past 5 years	5.44%
Since Inception	4.64%	[1]
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%
F0663
Average Annual Return:
Past 1 year	11.75%
Past 5 years	4.08%
Past 10 years	4.95%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%

[1]	A From October 2, 2018 .